Janus Henderson Global Select Fund Investment Strategy - Class A C S I N R T Shares [Member] - Janus Henderson Global Select Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objective by normally investing in a portfolio of 40-65 domestic and foreign common stocks and normally investing at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. A security is deemed to be economically tied to a country or countries outside of the United States if one or more of the following tests are met: (i) the company is organized in, or its primary business office or principal trading market of its equity is located in, a country outside of the United States; (ii) a majority of the company’s revenues are derived from outside of the United States; or (iii) a majority of the company’s assets are located outside of the United States. The Fund may invest in companies of any size throughout the world, from larger, well-established companies to smaller, emerging growth companies. The Fund may invest in emerging markets but will normally limit such investments to 30% of its net assets, measured at the time of purchase. As of September 30, 2025, the Fund held stocks of 50 companies. Of these holdings, 25 comprised approximately 71.07% of the Fund’s holdings. Portfolio management applies a “bottom-up” approach in choosing investments that focuses on fundamental research and considers, among other factors, a company’s growth potential. In other words, portfolio management looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. Factors that portfolio management may consider in its fundamental analysis include a company’s growth potential. Portfolio management will generally consider selling a security when, among other things, the security no longer reflects portfolio management’s investment thesis, the security approaches or exceeds its targeted value, there has been a change in a security’s risk/reward potential, or a better idea is identified.The Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, commodities, currencies, interest rates, or market indices. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward foreign currency contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Fund’s risk profile.As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.